Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses [Abstract]
Prepaid expenses	$ 1,026,014	$ 833,627
Less: amounts classified as non-current assets	(437,500)	(562,500)
Amounts classified as current assets	$ 588,514	$ 271,127